Financial Instruments - Fair values and risk management (Details 2) - Unlisted Equity Securities [Member]	12 Months Ended
Dec. 31, 2025
Tsiveriotis Fernandes Model [Member]
IfrsStatementLineItems [Line Items]
Significant Unobservable Inputs	Volatility (Dec 31, 2025: 53.5%)
Relationship between Fair Value and Unobservable Inputs	Estimated fair value decreases as expected volatility decreases.
Tsiveriotis Fernandes Model 1 [Member]
IfrsStatementLineItems [Line Items]
Significant Unobservable Inputs	Volatility (Dec 31, 2025: 53.5%)
Relationship between Fair Value and Unobservable Inputs	Estimated fair value increases as expected volatility increases.
Monte Carlo Simulation [Member]
IfrsStatementLineItems [Line Items]
Significant Unobservable Inputs	Volatility (Dec 31, 2025: 53.5%)
Relationship between Fair Value and Unobservable Inputs	Estimated fair value increases as expected volatility increases.
Binomial Option Pricing Model [Member]
IfrsStatementLineItems [Line Items]
Significant Unobservable Inputs	Volatility (Dec 31, 2025: 53.5%)
Relationship between Fair Value and Unobservable Inputs	Estimated fair value decreases as expected volatility decreases.